Fair Value Measurements - Fair Value of Assets and Liabilities Measured on Recurring Basis (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	$ 511	$ 76
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	855
Recurring basis | Common stock warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	511
Recurring basis | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	344
Recurring basis | Quoted Prices in Active Markets for Identical Items (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	0
Recurring basis | Quoted Prices in Active Markets for Identical Items (Level 1) | Common stock warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	0
Recurring basis | Quoted Prices in Active Markets for Identical Items (Level 1) | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	0
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Common stock warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	0
Recurring basis | Significant Other Observable Inputs (Level 2) | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	0
Recurring basis | Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	855
Recurring basis | Significant Unobservable Inputs (Level 3) | Common stock warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	344
Recurring basis | Significant Unobservable Inputs (Level 3) | Derivative liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities at fair value	$ 511